PLAN DESCRIPTION (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Employer contribution percentage	3.00%
Employer contribution matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	6.00%
Transfer from defined benefit plan	$ 1,196,502	$ 0
Participant contribution minimum percentage of total compensation	1.00%
Participant contribution maximum percentage of total compensation	100.00%
Rollover contributions	$ 2,114,550	7,281,812
Service period	1 month
Minimum age requirement | yr	21
Employee contribution vesting percentage	100.00%
Forfeited nonvested account	$ 7,110	15,650
Forfeited nonvested account, decrease from employer contribution	435,519	492,225
Note receivable from participant minimum borrowing amount	1,000
Note receivable from participant maximum borrowing amount	$ 50,000
Note receivable from participant maximum borrowing to account percentage	50.00%
Prior to January 1, 2027
EBP, Description of Plan [Line Items]
Distribution age | yr	59.5
Hired January 1, 2017 and After
EBP, Description of Plan [Line Items]
Distribution age | yr	65
Minimum
EBP, Description of Plan [Line Items]
Participant contribution deferral rate	6.00%
Participant contribution annual increase in deferral rate	1.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution annual increase in deferral rate	10.00%
Less Than Three Years
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	0.00%
Three Or More Years
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%
Terminated Defined Benefit Plan
EBP, Description of Plan [Line Items]
Rollover contributions		$ 6,819,079